Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. COMMITMENTS AND CONTINGENCIES

Business Combination Marketing Agreement

The Company engaged its underwriters as advisors to assist it in holding meetings with its stockholders to discuss the potential Business Combination and the Target Business’s attributes, introduce it to potential investors that are interested in purchasing its securities in connection with the potential Business Combination, assist it in obtaining stockholder approval for the Business Combination and assist it with its press releases and public filings in connection with the Business Combination. Pursuant to that agreement, the Company will pay the underwriters a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Offering, including any proceeds from the exercise of the over-allotment options.

6. COMMITMENTS AND CONTINGENCIES

Business Combination Marketing Agreement

The Company engaged its underwriters as advisors to assist it in holding meetings with its stockholders to discuss the potential Business Combination and the Target Business’s attributes, introduce it to potential investors that are interested in purchasing its securities in connection with the potential Business Combination, assist it in obtaining stockholder approval for the Business Combination and assist it with its press releases and public filings in connection with the Business Combination. Pursuant to that agreement, the Company will pay the underwriters a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Offering, including any proceeds from the exercise of the over-allotment options.